Net Loss Per Share (Table)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Earnings Per Share [Abstract]
Schedule of Reconciliation of the Numerator and Denominator for the Basic and Diluted Earnings	The reconciliation of the numerator and
denominator
for the basic and diluted earnings calculations for the three months ended March 31, 2022 and 2021 is as follows:

(in thousands, except share and per share data)	March 31, 2022	March 31, 2021
Income (loss) available to common stockholders per share:
Net loss	$(44,600)	$(12,786)
Weighted average common shares outstanding:
Basic and Diluted	60,851,683	39,063,996
Net loss per share - Basic and Diluted	$(0.73)	$(0.33)

	December 31, 2021	December 31, 2020
Income (loss) available to Common Stockholders per share:
Net loss	$(67,883,898)	$(21,671,394)
Weighted average common shares outstanding:
Basic and Diluted	41,454,582	38,900,813
Net loss per share – Basic and Diluted	$(1.64)	$(0.56)